Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Significant Accounting Policies
Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash from the Unaudited Balance Sheets to the Unaudited Statements of Cash Flows for the nine months ended September 30, 2024, and 2023:

	September 30,
($ in thousands)	2024	2023
Cash and cash equivalents	$3,525	$9,562
Restricted cash	375	750
Total cash, cash equivalents and restricted cash	$3,900	$10,312